CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets, Current [Abstract]
Cash and cash equivalents	$ 13,229,000	$ 28,989,000	$ 5,330,000
Accounts receivable	8,637,000	10,176,000	4,036,000
Short-term derivative asset	8,532,000	5,349,000	153,000
Other current assets	2,150,000	1,410,000	185,000
Total current assets	32,548,000	45,924,000	9,704,000
Natural gas and oil mineral interests, net - successful efforts method	477,633,000	460,586,000	155,084,000
Other property and equipment, net	215,000	275,000	0
Other assets	7,892,000	353,000	1,132,000
Total assets	518,288,000	507,138,000	165,920,000
Current liabilities:
Accounts payable	9,020,000	1,177,000	1,274,000
Accrued liabilities	3,300,000	1,158,000	1,232,000
Accrued dividends	0	7,516,000	2,399,000
Senior notes, current portion	0	6,275,000	6,500,000
Earnout liability, current portion	10,841,000	0
Operating lease liabilities, current portion	179,000	176,000	0
Total current liabilities	23,340,000	16,302,000	11,405,000
Senior notes, net of unamortized debt issuance costs	68,070,000	227,985,000	56,284,000
Deferred tax liability	0	21,329,000	0
Operating lease liabilities, net of current portion	31,000	121,000	0
Earnout liability, net of current portion	15,076,000	0
Long-term derivative liability	801,000	4,669,000	6,439,000
Asset retirement obligation	329,000	316,000	0
Total liabilities	107,647,000	270,722,000	74,128,000
Commitments and contingencies (See Note 14)
Equity:
Additional paid in capital	333,792,000	223,900,000	82,128,000
Accumulated deficit	(55,299,000)	(15,146,000)	(11,561,000)
Total shareholders' equity	375,878,000	208,754,000	70,567,000
Equity, Attributable to Parent, Total	278,493,000	208,754,000
Non-controlling interest	97,385,000	0
Total liabilities, mezzanine equity and equity	518,288,000	507,138,000	165,920,000
Series A Preferred Stock
Mezzanine equity:
Preferred stock		0	13,308,000
Carrying Value		0	13,308,000
Series B Preferred Stock
Mezzanine equity:
Preferred stock	34,763,000	27,662,000	7,917,000
Carrying Value	34,763,000	27,662,000	7,917,000
Common Class A
Equity:
Common Stock, Value, Issued	0	0	0
Common Stock Value	0	0	0
Class T Common Stock
Equity:
Common Stock, Value, Issued	0	0	0
Common Stock Value	0	0	0
Class I Common Stock
Equity:
Common Stock, Value, Issued	0	0	0
Common Stock Value	0	0	$ 0
Common Class B
Equity:
Common Stock, Value, Issued	0	0
Common Stock Value	$ 0	$ 0